Segment information - Revenue net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment information
Revenues	$ 3,569	$ 3,875	$ 3,683
Hong Kong
Segment information
Revenues	3,442	3,597	3,489
Australia
Segment information
Revenues	$ 127	$ 278	$ 194